SHORT-TERM BANK LOAN AND CREDIT - Additional information (Details) - Sort-term bank loan $ in Thousands	Oct. 31, 2022 USD ($)
SHORT-TERM BANK LOAN AND CREDIT
Amount borrowed	$ 2,500
Variable spread interest rate (in percent)	6.00%